SUPPLEMENT TO THE PROSPECTUS

OF

EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

I.              Evergreen Municipal Bond Fund (the "Fund')

                The table entitled “Annual Fund Operating Expenses” in the section of the Fund’s prospectus entitled “FEES AND EXPENSES” is revised as follows:

	Class A	Class B	Class C	Class I
Management Fees	0.34%	0.34%	0.34%	0.34%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Total Fund Operating Expenses(4)	0.92%	1.62%	1.62%	0.62%

(4) The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses for Class A shares listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class A shares, Total Annual Fund Operating Expenses were 0.87% for Class A.

                The table entitled “Example of Fund Expenses” in the section of the Fund’s prospectus entitled “FEES AND EXPENSES” is revised as follows:

Assuming Redemption At End of Period

Assuming No Redemption

After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$564	$665	$265	$63	$165	$165
3 years	$754	$811	$511	$199	$511	$511
5 years	$960	$1,081	$881	$346	$881	$881
10 years	$1,553	$1,735	$1,922	$774	$1,735	$1,922

            In addition, the following items in the Fund's financial highlights are amended to reflect the following changes:

	Year Ended May 31,

CLASS A	2006	2005	2004	2003	2002

Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.87%	0.92%	0.94%	0.96%	0.93%
Expenses excluding waivers/reimbursements
and expense reductions	0.92%	0.93%	0.94%	0.96%	0.93%
Interest and fee expenses	0.07%	0.07%	0.06%	0.13%	0.09%
Expenses including waivers/reimbursements
but excluding expense reductions and interest and fee expenses	0.80%	0.85%	0.88%	0.83%	0.84%

CLASS B

Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.62%	1.64%	1.64%	1.71%	1.68%
Expenses excluding waivers/reimbursements
and expense reductions	1.62%	1.63%	1.64%	1.70%	1.68%
Interest and fee expenses	0.07%	0.07%	0.06%	0.13%	0.09%
Expenses including waivers/reimbursements
but excluding expense reductions and interest and fee expenses	1.55%	1.57%	1.58%	1.58%	1.59%

CLASS C

Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.62%	1.64%	1.64%	1.71%	1.68%
Expenses excluding waivers/reimbursements
and expense reductions	1.62%	1.63%	1.64%	1.70%	1.68%
Interest and fee expenses	0.07%	0.07%	0.06%	0.13%	0.09%
Expenses including waivers/reimbursements
but excluding expense reductions and interest and fee expenses	1.55%	1.57%	1.58%	1.58%	1.59%

CLASS I

Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.62%	0.64%	0.64%	0.71%	0.68%
Expenses excluding waivers/reimbursements
and expense reductions	0.62%	0.63%	0.64%	0.71%	0.68%
Interest and fee expenses	0.07%	0.07%	0.06%	0.13%	0.09%
Expenses including waivers/reimbursements
but excluding expense reductions and interest and fee expenses	0.55%	0.57%	0.58%	0.58%	0.59%

January 29, 2007                                                                                                                                                   578701 (1/07)